Intangible Assets and Goodwill	6 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill	INTANGIBLE ASSETS AND GOODWILL
Intangible assets—The Company's intangible assets include those acquired as part of the acquisition of the controlling interest in Auto & Home in August 2012 as well as from the May 2020 acquisition of InsideResponse. The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. During the three and six months ended December 31, 2020 and 2019, there were no such indicators.
Goodwill—In August 2012, the Company acquired the remaining interest in Auto & Home and recorded goodwill as the excess of the total consideration transferred plus the acquisition-date fair value of the previously held equity interest over the fair values of the identifiable net assets acquired. Further, in May 2020, the Company recorded as goodwill the excess of the purchase price over the estimated fair values of identifiable assets and liabilities acquired from InsideResponse. There were no goodwill impairment charges recorded during the three and six months ended December 31, 2020 and 2019.
Goodwill is assigned to reporting units that are expected to benefit from the synergies of the business combination as of the acquisition date and becomes identified with that reporting unit in its entirety. As such the reporting unit as a whole supports the recovery of its goodwill. For the aforementioned acquisitions, the reporting units are Auto & Home and Senior, respectively.
The carrying amounts, accumulated amortization, net carrying value, and weighted average remaining life of our definite-lived amortizable intangible assets as well as our goodwill are presented in the tables below (dollars in thousands, useful life in years):

	December 31, 2020				June 30, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life
Total intangible assets subject to amortization
Customer relationships-Auto & Home	$853	$(699)	$154		$853	$(680)	$173
InsideResponse
Trade Name	2,680	(357)	2,323		2,680	(88)	2,592
Proprietary Software-5 year	780	(104)	676		780	(26)	754
Proprietary Software-2 year	262	(88)	174		262	(22)	240
Non-compete agreements	192	(43)	149		192	(16)	176
Customer relationships	16,069	(1,530)	14,539		16,069	(331)	15,738
Total intangible assets	$20,836	$(2,821)	$18,015	5.9	$20,836	$(1,163)	$19,673	6.4

Total indefinite-lived assets
Goodwill-Auto & Home	$5,364		$5,364		$5,364		$5,364
Goodwill-Senior	41,092		41,092		41,213		41,213
Total goodwill	$46,456		$46,456		$46,577		$46,577
For the three months ended December 31, 2020 and 2019, amortization expense related to intangible assets totaled $0.8 million and less than $0.1 million, respectively, and $1.7 million and less than $0.1 million for the six months ended December 31, 2020 and 2019, respectively. Changes in the carrying amount of goodwill for the six months ended December 31, 2020, are as follows (in thousands):

Balance, June 30, 2020	$46,577
Measurement period adjustments(1)	(121)
Balance, December 31, 2020	$46,456
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(1)Represents measurement period adjustments related to the InsideResponse acquisition (refer to Note 2 to the condensed consolidated financial statements for further details).
As of December 31, 2020, expected amortization expense in future periods were as follows (in thousands):

	Customer Relationships-Auto & Home	Trade Name	Proprietary Software	Non-compete agreements	Customer relationships	Total
Remainder fiscal 2021	$19	$268	$144	$32	$1,148	$1,611
2022	32	536	265	64	2,296	3,193
2023	28	536	156	53	2,296	3,069
2024	23	536	156	—	2,296	3,011
2025	20	447	129	—	2,296	2,892
Thereafter	32	—	—	—	4,207	4,239
Total	$154	$2,323	$850	$149	$14,539	$18,015
INTANGIBLE ASSETS AND GOODWILL
Intangible assets—The Company's intangible assets include those acquired as part of the acquisition of the controlling interest in Auto & Home in August 2012 as well as from the May 2020 acquisition of InsideResponse. As described in Note 1 to the consolidated financial statements, the Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. During the years ended June 30, 2020 and 2019, there have been no such indicators.
Goodwill—In August of 2012, the Company acquired the remaining interest in Auto & Home, and recorded goodwill as the excess of the total consideration transferred plus the acquisition-date fair value of the previously held equity interest over the fair values of the identifiable net assets acquired. Further, in May 2020, the Company recorded as goodwill the excess of the purchase price over the estimated fair values of identifiable assets and liabilities acquired from InsideResponse. There were no goodwill impairment charges recorded during the years ended June 30, 2020, 2019, or 2018.
Goodwill is assigned to reporting units that are expected to benefit from the synergies of the business combination as of the acquisition date and becomes identified with that reporting unit in its entirety. As such the reporting unit as a whole supports the recovery of its goodwill. For the aforementioned acquisitions, the reporting units are Auto & Home and Senior, respectively.
The carrying amounts, accumulated amortization, net carrying value, and weighted average remaining life of our definite-lived amortizable intangible assets as well as our goodwill are presented in the tables below as of June 30 (dollars in thousands, useful life in years):

	2020				2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-average Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-average Remaining Useful Life
Total intangible assets subject to amortization
Customer relationships-Auto & Home	$853	$(680)	$173		$853	$(635)	$218
InsideResponse
Trade Name	2,680	(88)	2,592		—	—	—
Proprietary Software-5 year	780	(26)	754		—	—	—
Proprietary Software-2 year	262	(22)	240		—	—	—
Non-compete agreements	192	(16)	176		—	—	—
Customer relationships	16,069	(331)	15,738		—	—	—
Total intangible assets	$20,836	$(1,163)	$19,673	6.4	$853	$(635)	$218	8.0

Total indefinite-lived assets
Goodwill-Auto & Home	$5,364	$—	$5,364		$5,364	$—	$5,364
Goodwill-Senior	41,213	—	41,213		—	—	—
Total goodwill	$46,577	$—	$46,577		$5,364	$—	$5,364
For the years ended June 30, 2020, 2019, and 2018, amortization expense related to intangible assets totaled $0.5 million, $0.1 million, and $0.1 million, respectively.
As of June 30, 2020, expected amortization expense in future periods were as follows (in thousands):

Year Ended June 30,	Customer Relationships-Auto & Home	Trade Name	Proprietary Software	Non-compete agreements	Customer relationships	Total
2021	$38	$536	$287	$62	$2,303	$3,226
2022	32	536	265	62	2,303	3,198
2023	28	536	156	52	2,303	3,075
2024	23	536	156	—	2,303	3,018
2025	20	448	130	—	2,303	2,901
Thereafter	32	—	—	—	4,223	4,255
Total	$173	$2,592	$994	$176	$15,738	$19,673